             As filed with the Securities and Exchange Commission
                              on October 8, 1996
                     Registration No. 333-05265  811-07655
                      ____________________________________

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]

                       Pre-Effective Amendment No. 2                 [X]

                      Post-Effective Amendment No. __                [ ]

                                     and/or

                             REGISTRATION STATEMENT
                 UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

                              Amendment No. 2                        [X]

                        (Check appropriate box or boxes)

                             DRIEHAUS MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              25 EAST ERIE STREET
                            CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

                            Mary H. Weiss, Secretary
                             Driehaus Mutual Funds
                              25 EAST ERIE STREET
                            CHICAGO, ILLINOIS 60611
                    (Name and Address of Agent for Service)

                                    COPY TO:

                                CATHY G. O'KELLY
                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                 222 N. LASALLE
                            CHICAGO, ILLINOIS 60601

     APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

     Pursuant to Reg. (S)270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933. A registration filing fee of $500 has been paid with the initial filing.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

                             DRIEHAUS MUTUAL FUNDS
                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

                            N-1A
                          ITEM NO.                              LOCATION
                          --------                              --------
PART A
Item 1.   Cover Page..........................................  Cover Page
Item 2.   Synopsis............................................  Summary
Item 3.   Condensed Financial Information.....................  Investment Return
Item 4.   General Description of Registrant...................  The Fund; Portfolio Investments and Strategies;
                                                                Restrictions on the Fund's Investments; Risks and
                                                                Investment Considerations
Item 5.   Management of Fund..................................  Management of the Fund
Item 5A.  Management's Discussion of Fund
             Performance......................................  Not Applicable
Item 6.   Capital Stock and Other Securities..................  Distributions and Taxes; Organization and Description
                                                                of Shares
Item 7.   Purchase of Securities Being Offered................  How to Purchase Shares; Net Asset Value
Item 8.   Redemption or Repurchase............................  How to Redeem Shares
Item 9.   Pending Legal Proceedings...........................  Not Applicable
PART B
Item 10.  Cover Page..........................................  Cover Page
Item 11.  Table of Contents...................................  Cover Page
Item 12.  General Information and History.....................  General Information and History
Item 13.  Investment Objectives and Policies..................  Portfolio Investments and Strategies; Investment
                                                                Restrictions
Item 14.  Management of the Fund..............................  Management
Item 15.  Control Persons and Principal Holders of
             Securities.......................................  Principal Shareholders
Item 16.  Investment Advisory and Other Services..............  Investment Advisory Services; Administrator;
                                                                Custodian; Independent Public Accountants
Item 17.  Brokerage Allocation and Other Practices............  Portfolio Transactions
Item 18.  Capital Stock and Other Securities..................  General Information and History
Item 19.  Purchase, Redemption and Pricing of
             Securities Being Offered.........................  Purchases and Redemptions
Item 20.  Tax Status..........................................  Additional Income Tax Considerations
Item 21.  Underwriters........................................  Distributor
Item 22.  Calculation of Performance Data.....................  Investment Performance
Item 23.  Financial Statements................................  Report of Independent Auditors; Statement of Net Assets

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

This pre-effective amendment to the Registration Statement of the Driehaus Mutual Funds (Pre-Effective Amendment No. 2 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 2 under the Investment Company Act of 1940
(the "1940 Act")) is being filed to file Exhibit 11-   the Consent of Arthur
Andersen LLP dated October 4, 1996 which had been inadvertently omitted from Pre-Effective Amendment No. 1 under the 1933 Act (Amendment No. 1 under the 1940 Act) filed on October 7, 1996. Part A and B of Pre-Effective Amendment No. 1 are hereby incorporated by reference into this Registration Statement.

                             DRIEHAUS MUTUAL FUNDS
                                   FORM N-1A
                           PART C: OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     a.   FINANCIAL STATEMENTS:

          (i)  Financial Statements included in Part A of the Registration
               Statement:  None

          (ii) Financial Statements included in Part B of the Registration
               Statement:

               Statement of Net Assets at September 13, 1996
               Report of Independent Auditors

           Schedules I, II, III, IV and V have been omitted as the required information is not present.

     b.   EXHIBITS:

          (1)    Declaration of Trust of Registrant./1/

          (2)    Bylaws of Registrant./1/

          (3)    None.

          (4)    None.

          (5)    Management Agreement. /2/

          (6)    Distribution Agreement. /2/

          (7)    None.

          (8)    Custodian Services Agreement /2/

          (9.1)  Transfer Agency Agreement /2/

          (9.2)  Administration Agreement /2/

          (10)   Legal opinion and consent of Vedder, Price, Kaufman & Kammholz
                 /2/

          (11)   Consent of independent accountants.

          (12)   Not applicable.

          (13)   Investment Letter of initial investor in Registrant. /2/

          (14)   None.

          (16)   Not applicable.

          (18)   Not applicable.

          (19)   Powers of Attorney. /2/

          (27)   Financial Data Schedule. /2/

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Inapplicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

          As of September 13, 1996, there was one holder of record of Shares of Registrant.

ITEM 27.  INDEMNIFICATION.

          Article V of Registrant's Declaration of Trust, filed herewith as
Exhibit 1, provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

----------------

   /1/ Incorporated by reference to the initial registration statement filed on June 5, 1996.

   /2/ Incorporated by reference to Pre-Effective Amendment No. 1 under the Securities Act of 1933 (Amendment No. 1 under the Investment Company Act of
1940) filed on October 7, 1996.

          Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Name                               Position with Adviser               Other Business, Profession, Vocation or Employment
----                               ---------------------               --------------------------------------------------

Richard H. Driehaus                Chairman of Board, CEO              Chairman of Board, CEO of Driehaus
                                                                       Securities Corporation ("DSC")

William R. Andersen                Vice President                      None

Mark Genovise                      Vice President                      None

Robert F. Moyer                    President, COO                      President, COO of DSC

Diane L. Wallace                   Senior Vice President-Operations    Senior Vice President-Operations of DSC

Mary H. Weiss                      Vice President, Secretary, Chief    Vice President, Secretary and Chief
                                   Legal Officer                       Legal Officer of DSC


ITEM 29.  PRINCIPAL UNDERWRITERS.

          (a)  Not applicable.

          (b) Information for officers and directors of Driehaus Securities Corporation ("DSC") is set forth below. The principal business address of each is 25 East Erie Street, Chicago, Illinois 60611:

        NAME                  POSITION WITH DSC          POSITION WITH REGISTRANT
---------------------  --------------------------------  ------------------------
Richard H. Driehaus    Chairman of Board; CEO            President

Robert F. Moyer        President; COO                    Vice President; Trustee

Diane L. Wallace       Senior Vice President-Operations  Vice President; Treasurer

Mary H. Weiss          Vice President; Secretary;        Vice President; Secretary
                       Chief Legal Officer

          (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          All such accounts, books and other documents are maintained (i) at the offices of the Registrant, (ii) at the offices of Registrant's investment adviser, Driehaus Capital Management, Inc., and the Registrant's distributor, Driehaus Securities Corporation, Inc., 25 East Erie Street, Chicago, Illinois, 60611, or (iii) at the offices of Registrant's custodian, Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201, transfer agent, PFPC, 103 Bellevue Parkway, Wilmington, Delaware 19809, or administrator, PFPC, 103 Bellevue Parkway, Wilmington, Delaware 19809.

ITEM 31.  MANAGEMENT SERVICES.

          Not Applicable.

ITEM 32.  UNDERTAKINGS.

          (a) Not applicable.

          (b) The Registrant undertakes to file a Post-Effective Amendment using financial statements of Registrant, which need not be certified, within four to six months from the effective date of the Registration Statement.

          (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 8th day of October, 1996.

                                 DRIEHAUS MUTUAL FUNDS


                                 By:  /s/ Richard H. Driehaus
                                      ----------------------------------
                                          Richard H. Driehaus, President



   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Richard H. Driehaus    President and Trustee (Principal  October 8, 1996
-------------------------  Executive Officer)
Richard H. Driehaus


/s/ Arthur B. Mellin*      Trustee                           October 8, 1996
-------------------------
Arthur B. Mellin

/s/ Robert F. Moyer        Trustee                           October 8, 1996
-------------------------
Robert F. Moyer

/s/ A.R. Umans*            Trustee                           October 8, 1996
-------------------------
A.R. Umans

/s/ Daniel Zemanek*        Trustee                           October 8, 1996
-------------------------
Daniel Zemanek

/s/ Diane L. Wallace       Treasurer (Principal Financial    October 8, 1996
-------------------------  and Accounting Officer)
Diane L. Wallace

* Robert F. Moyer signs this document pursuant to powers of attorney filed herewith.


                                 /s/ Robert F. Moyer
                                 -------------------
                                 Robert F. Moyer

                                 EXHIBIT INDEX
                             DRIEHAUS MUTUAL FUNDS
                        FORM N-1A REGISTRATION STATEMENT

     (1)    Declaration of Trust of Registrant./1/

     (2)    Bylaws of Registrant./1/

     (3)    None.

     (4)    None.

     (5)    Management Agreement./2/

     (6)    Distribution Agreement./2/

     (7)    None.

     (8)    Custodian Services Agreement/2/

     (9.1)  Transfer Agency Agreement/2/

     (9.2)  Administration Agreement/2/

     (10)   Legal opinion and consent of Vedder, Price, Kaufman & Kammholz/2/

     (11)   Consent of independent accountants.

     (12)   Not applicable.

     (13)   Investment Letter of initial investor in Registrant./2/

     (14)   None.

     (16)   Not applicable.

     (18)   Not applicable.

     (19)   Powers of Attorney./2/

     (27)   Financial Data Schedule./2/

----------------

   /1/ Incorporated by reference to the initial registration statement filed on June 5, 1996.

  /2/   Incorporated by reference to Pre-Effective Amendment No. 1 under the
Securities Act of 1933 (Amendment No. 1 under the Investment Company Act of
1940) filed on October 7, 1996.